UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2007


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LTD
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7010


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      9 JANUARY 2008
--------------------------------------     ------------     --------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           48
                                           ---------
Form 13F Information Table Value Total:)   2,393,619
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13 F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


Column 1         Column 2       Column 3    Column 4              Column 5            Column 6      Column 7        Column 8
                                             Q2 2007                                                              VOTING AUTHORTIY
-----------------------------------------------------------------------------------------------------------------------------------
                     TITLE OF                  VALUE       SHRS OR             PUT/   INVESTMENT    OTHER
NAME OF ISSUER       CLASS      CUSIP        (X$1000)      PRN AMT   SH/PRN    CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc            COM        013817101      16,151      441,894                     SOLE          NONE            SHARED
Allstate Corp        COM        020002101          31          600                     SOLE          NONE            SHARED
AmericaMovilADR      ADR        02364W105     180,278    2,936,600                     SOLE          NONE            SHARED
Bco Santan ADR       ADR        05965X109      60,834    1,193,057                     SOLE          NONE            SHARED
BanColombia ADR      ADR        05968L102     183,296    5,387,900                     SOLE          NONE            SHARED
BankAmerUSD0.01      COM        060505104      16,611      402,601                     SOLE          NONE            SHARED
CBS Corp B Shs       COM        124857202       7,467      274,000                     SOLE          NONE            SHARED
CHC Helicopter       COM        12541C203      14,673      581,800                     SOLE          NONE            SHARED
Chunghwa ADR         ADR        17133Q304     336,368   17,528,309                     SOLE          NONE            SHARED
CPFL EnergiaADR      ADR        126153105      50,597      893,000                     SOLE          NONE            SHARED
Cemex ADR            ADR        151290889      85,064    3,290,671                     SOLE          NONE            SHARED
Chevron Corp         COM        166764100      20,262      217,100                     SOLE          NONE            SHARED
Cisco Systems        COM        17275R102          19          700                     SOLE          NONE            SHARED
Citigroup Inc        COM        172967101      10,195      346,300                     SOLE          NONE            SHARED
CVRD Prf ADR         ADR        204412100     125,443    4,483,308                     SOLE          NONE            SHARED
Conagra Foods        COM        205887102      12,138      510,224                     SOLE          NONE            SHARED
Du Pont de Nem       COM        263534109          22          500                     SOLE          NONE            SHARED
Duke Energy          COM        26441C105          30        1,500                     SOLE          NONE            SHARED
Entergy Corp         COM        29364G103          48          400                     SOLE          NONE            SHARED
Firstenergy Co       COM        337932107          43          600                     SOLE          NONE            SHARED
Gen Electric         COM        369604103      21,153      570,626                     SOLE          NONE            SHARED
General Mills        COM        370334104          29          500                     SOLE          NONE            SHARED
Genuine Parts        COM        372460105      12,121      261,800                     SOLE          NONE            SHARED
Grupo Tel ADR        ADR        40049J206      77,073    3,242,452                     SOLE          NONE            SHARED
GpoAero Pac ADS      ADR        400506101      45,277    1,014,500                     SOLE          NONE            SHARED
Heinz H.J            COM        423074103      12,459      266,893                     SOLE          NONE            SHARED
KT Corp ADR          ADR        48268K101      18,871      731,447                     SOLE          NONE            SHARED
Kookmin ADR          ADR        50049M109         946       12,900                     SOLE          NONE            SHARED
KEPCO ADR            ADR        500631106         868       41,000                     SOLE          NONE            SHARED
Merck & Co           COM        589331107      11,114      191,260                     SOLE          NONE            SHARED
Microsoft Corp       COM        594918104      22,168      622,700                     SOLE          NONE            SHARED
Mobile Tel ADR       ADR        607409109     119,400    1,173,000                     SOLE          NONE            SHARED
National City        COM        635405103          28        1,696                     SOLE          NONE            SHARED
Oracle Corp          COM        68389X105       7,070      313,100                     SOLE          NONE            SHARED
Petroleo ADR         ADR        71654V101     290,294    3,016,984                     SOLE          NONE            SHARED
Pfizer Inc           COM        717081103      14,372      632,300                     SOLE          NONE            SHARED
PLDT ADR             ADR        718252604     126,159    1,666,122                     SOLE          NONE            SHARED
Royal Dutch ADR      ADR        780259206          51          600                     SOLE          NONE            SHARED
TaiwanSMC ADR        ADR        874039100     284,795   28,593,892                     SOLE          NONE            SHARED
3M Co                COM        88579Y101       8,997      106,700                     SOLE          NONE            SHARED
US Bancorp           COM        902973304          32        1,000                     SOLE          NONE            SHARED
Unilever PlcADR      ADR        904767704          53        1,420                     SOLE          NONE            SHARED
Verizon Com New      COM        92343V104      16,720      382,700                     SOLE          NONE            SHARED
Votorantim ADR       ADR        92906P106     126,897    4,256,869                     SOLE          NONE            SHARED
Wachovia Corp        COM        929903102      10,114      265,939                     SOLE          NONE            SHARED
Wells Fargo          COM        949746101          36        1,200                     SOLE          NONE            SHARED
Wyeth                COM        983024100      16,576      375,100                     SOLE          NONE            SHARED
BLADEX               ADR        P16994132      30,374    1,862,300                     SOLE          NONE            SHARED
                                            ---------
                                            2,393,619
                                            =========